Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Note 6. Related Party Transactions	The Company contracts with a related party to rent office space, hire office support staff, and receive various consultancy services. See Note 11 for obligations under the contract.